Financial Instruments (Schedule of Reporting Date Interest Rate Profile) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Fixed rate instruments
Deposits held at financial institutions, with original maturity periods of up to three months		$ 15,304	$ 170
Short-term investments	[1]	56,693	37,849
Long-term investments		5,171	9,017
Total Fixed rate instruments		77,168	47,036
Variable rate instruments
Mutual funds		15	13
Total Variable rate instruments		$ 15	$ 13

[1]	Including restricted cash in the amount of USD 1,107 thousand for bank guarantees.